VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—2.2%
Trade Desk, Inc. (The) Class A(1)	233,323	$ 10,460
Consumer Discretionary—19.4%
Airbnb, Inc. Class A(1)	85,988	7,352
Amazon.com, Inc.(1)	226,658	19,039
AutoZone, Inc.(1)	3,582	8,834
Home Depot, Inc. (The)	32,248	10,186
Marriott International, Inc. Class A	81,542	12,141
MercadoLibre, Inc.(1)	7,616	6,445
NIKE, Inc. Class B	139,168	16,284
Ross Stores, Inc.	90,206	10,470
		90,751

Consumer Staples—7.4%
Estee Lauder Cos., Inc. (The) Class A	41,638	10,330
McCormick & Co., Inc. Non-voting Shares	103,497	8,579
Monster Beverage Corp.(1)	110,105	11,179
PepsiCo, Inc.	26,380	4,766
		34,854

Energy—4.5%
Devon Energy Corp.	66,870	4,113
Hess Corp.	41,585	5,898
Pioneer Natural Resources Co.	27,734	6,334
Schlumberger Ltd.	87,938	4,701
		21,046

Financials—8.2%
Bank of America Corp.	366,390	12,135
MarketAxess Holdings, Inc.	24,487	6,829
Progressive Corp. (The)	92,371	11,982
S&P Global, Inc.	22,413	7,507
		38,453

Health Care—11.1%
Danaher Corp.	60,622	16,090
Eli Lilly & Co.	12,599	4,609
HealthEquity, Inc.(1)	69,291	4,271
IDEXX Laboratories, Inc.(1)	12,355	5,041
Mettler-Toledo International, Inc.(1)	4,122	5,958
Zoetis, Inc. Class A	109,381	16,030
		51,999

Industrials—8.6%
CoStar Group, Inc.(1)	172,885	13,360
Equifax, Inc.	44,586	8,666
Fair Isaac Corp.(1)	18,171	10,877
Uber Technologies, Inc.(1)	294,880	7,292
		40,195

	Shares	Value

Information Technology—35.2%
Accenture plc Class A	40,579	$ 10,828
Amphenol Corp. Class A	254,295	19,362
Bill.com Holdings, Inc.(1)	105,817	11,530
Block, Inc. Class A(1)	81,139	5,099
DocuSign, Inc.(1)	55,263	3,063
Duck Creek Technologies, Inc.(1)	352,000	4,241
MongoDB, Inc. Class A(1)	24,556	4,834
NVIDIA Corp.	141,350	20,657
Paycom Software, Inc.(1)	70,385	21,841
Roper Technologies, Inc.	28,231	12,198
Snowflake, Inc. Class A(1)	61,869	8,881
Visa, Inc. Class A	146,313	30,398
Workday, Inc. Class A(1)	72,461	12,125
		165,057

Materials—1.3%
Ecolab, Inc.	41,485	6,039
Real Estate—1.4%
Prologis, Inc.	57,014	6,427
Total Common Stocks (Identified Cost $261,114)		465,281

Total Long-Term Investments—99.3% (Identified Cost $261,114)		465,281

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)	4,031,159	4,031
Total Short-Term Investment (Identified Cost $4,031)		4,031

TOTAL INVESTMENTS—100.2% (Identified Cost $265,145)		$469,312
Other assets and liabilities, net—(0.2)%		(797)
NET ASSETS—100.0%		$468,515

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$465,281	$465,281
Money Market Mutual Fund	4,031	4,031
Total Investments	$469,312	$469,312
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3